Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Earnings (Loss) From Continuing Operations Before Income Tax	$ (3,926)	$ 2,216	$ (802)
Canadian Statutory Rate	27.00%	27.00%	27.00%
Expected Income Tax Expense (Recovery) From Continuing Operations	$ (1,060)	$ 598	$ (217)
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(57)	(17)	(46)
Non-Taxable Capital (Gains) Losses	82	(129)	(26)
Non-Recognition of Capital (Gains) Losses	99	(99)	(26)
Adjustments Arising From Prior Year Tax Filings	3	(41)	(46)
Recognition of Previously Unrecognized Capital Losses		(68)
Recognition of U.S. Tax Basis	(78)
Change in Statutory Rate		(275)
Non-Deductible Expenses	2	(5)	5
Other	(1)	(16)	13
Tax Expense (Recovery) From Continuing Operations	$ (1,010)	$ (52)	$ (343)
Effective Tax Rate	25.70%	(2.30%)	42.80%